Share Capital - Weighted Average Inputs (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Option life, share options granted | shares	3.4	3.4
Forfeiture rate (as a percent)	2.00%	0.00%
Volatility (as a percent)	50.00%	51.00%
Dividend yield (as a percent)	0.00%	0.00%
Risk-free interest rate (as a percent)	2.69%	2.90%
Weighted-average fair value per option (in usd per share) | $ / shares	$ 9.48	$ 5.90